OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2020
Other Non-Current Assets
Other non-current assets consisted of the following:

		As of September 30,
	Notes	2019	2020
		US$	US$
Long-term prepaid expenses	(1)	3,864	2,318
Rental deposits	(2)	1,017	1,244
Long-term capitalized commission fees	(3)	3,251	3,043
Long-term receivables		1,540	—
Others		420	884

		10,092	7,489

(1)
Long-term prepaid expenses represent golf club membership fees. Such fees are
 amortized over ten years and
are
recorded as general and administrative expenses on the consolidated statements of operations.

(2)	Rental deposits represent office rental deposits for the Group’s daily operations, which will not be refunded within one year.
(3)	Long-term capitalized commission fees primarily consist of the long-term incremental sales commission relating to obtaining the customer contract s as described in Note 2.